INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation allowance for deferred tax assets
Balance, beginning of the year	$ 52,475,082	$ 55,702,812	$ 10,544,364
Addition (deduction) during the year	(33,224,811)	(3,227,730)	45,158,448
Balance, end of the year	19,250,271	52,475,082	55,702,812
Net operating losses carryforwards
Reverse of valuation allowance for deferred tax assets on net operating losses	27,407,428
Reverse of valuation allowance for deferred tax assets on estimated future taxable income	5,617,066
Deferred Tax Assets, Valuation	19,250,271	52,475,082	55,702,812
Europe
Valuation allowance for deferred tax assets
Balance, end of the year	14,724,031
Net operating losses carryforwards
Deferred Tax Assets, Valuation	14,724,031
In PRC
Net operating losses carryforwards
Net operating losses carryforwards	33,999,946
In PRC | 2017
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration	8,943,704
In PRC | 2018
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration	23,544,548
In PRC | 2019
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration	1,511,694
Switzerland
Net operating losses carryforwards
Net operating losses carryforwards	140,033,310
Switzerland | 2018
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration	44,915,609
Switzerland | 2019
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration	80,493,437
Switzerland | 2020
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration	11,683,698
Switzerland | 2021
Net operating losses carryforwards
Operating loss carryforwards, subject to expiration	2,940,566
In PRC
Net operating losses carryforwards
Withholding tax rate on dividend distributed by a foreign entity to its immediate holding company outside of China (as a percent)	10.00%
Amount of the unrecognized deferred tax liability on undistributed earnings to be reinvested indefinitely	27,000,000
Undistributed earnings of subsidiaries considered to be reinvested indefinitely	$ 269,700,000